Organization and Principal Activities (Details) - Schedule of Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets
Investments in non-VIE subsidiaries
Equity in VIEs through VIE agreements	158,588,161	169,874,463
Non-current assets
Total liabilities	23,359,961	22,831,753
Shareholders’ equity	135,228,200	147,042,710
Non-VIE subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets
Investments in non-VIE subsidiaries
Equity in VIEs through VIE agreements
Non-current assets
Total liabilities
Shareholders’ equity
VIE [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	26,440,914	26,531,563
Investments in non-VIE subsidiaries
Equity in VIEs through VIE agreements
Non-current assets	33,202,614	39,468,354
Total liabilities	42,263,903	48,662,345
Shareholders’ equity	17,379,625	16,967,020
Elimination [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets
Investments in non-VIE subsidiaries
Equity in VIEs through VIE agreements	(158,588,161)	(169,874,463)
Non-current assets	141,367,571	156,478,040
Total liabilities	(6,653,707)	(3,650,127)
Shareholders’ equity	(10,566,883)	(9,746,296)
Consolidated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	26,440,914	26,531,563
Investments in non-VIE subsidiaries
Equity in VIEs through VIE agreements
Non-current assets	174,570,186	195,946,394
Total liabilities	58,970,157	67,843,970
Shareholders’ equity	$ 142,040,943	$ 154,263,434